S000026651 [Member] Investment Objectives and Goals - iShares 10+ Year Investment Grade Corporate Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 10+ YEAR INVESTMENT GRADE CORPORATE BOND ETFTicker: IGLBStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years.